                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [  ]; Amendment Number: ______

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   BURGUNDY ASSET MANAGEMENT LTD.
Address:181 BAY STREET, SUITE 4510
        BAY WELLINGTON TOWER, BROOKFIELD PLACE
        TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   KATHLEEN HARRIGAN
Title:  CHIEF COMPLIANCE OFFICER
Phone:  (416) 868-3592

Signature, Place, and Date of Signing:

/s/ Kathleen Harrigan  Toronto, Ontario Canada  November 10, 2011
---------------------  -----------------------  -----------------
    [Signature]             [City, State]            [Date]


Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number                   Name

28-_________________                   _______________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  108
Form 13F Information Table Value Total:  3,500,732
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                   VOTING AUTHORITY
                                                     VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER   -------------------
NAME OF ISSUER          TITLE OF CLASS  CUSIP       (x1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------          --------------  ----------- ------- ------- --- ---- ----------  -------- ------- ------ ----
3M Co.................. COM             88579Y 10 1   29228  407130 SH         SOLE                407130
Activision Blizzard
  Inc.................. COM             00507V 10 9   38094 3201179 SH         SOLE               3201179
Altria Group Inc....... COM             02209S 10 3   17712  660644 SH         SOLE                660644
Arbitron Inc........... COM             03875Q 10 8   34208 1034094 SH         SOLE               1034094
Ares Capital Corp...... COM             04010L 10 3   47147 3423861 SH         SOLE               3423861
Arthur J. Gallagher &
  Co................... COM             363576 10 9   34010 1293150 SH         SOLE               1293150
Artio Global Investors
  Inc.................. COM             04315B 10 7    7230  908327 SH         SOLE                908327
Bank of Montreal....... COM             063671 10 1     840   15000 SH         SOLE                 15000
Bank of Nova
  Scotia............... COM             064149 10 7  102009 2028175 SH         SOLE               2028175
Barrick Gold Corp...... COM             067901 10 8    2591   55300 SH         SOLE                 55300
Baxter International
  Inc.................. COM             071813 10 9   57165 1018260 SH         SOLE               1018260
BB&T Corp.............. COM             054937 10 7   55264 2590916 SH         SOLE               2590916
Becton, Dickinson and
  Co................... COM             075887 10 9   22496  306815 SH         SOLE                306815
Berkshire Hathaway
  Inc.................. CL A            084670 10 8   24564     230 SH         SOLE                   230
Berkshire Hathaway
  Inc.................. CL B            084670 70 2    1744   24546 SH         SOLE                 24546
Bridgepoint Education
  Inc.................. COM             10807M 10 5   27125 1555353 SH         SOLE               1555353
Brown & Brown
  Inc.................. COM             115236 10 1   33769 1897121 SH         SOLE               1897121
Canadian National
  Railway Co........... COM             136375 10 2   76763 1148977 SH         SOLE               1148977
Canadian Natural
  Resources Ltd........ COM             136385 10 1   85045 2897105 SH         SOLE               2897105
Canadian Pacific
  Railway Ltd.......... COM             13645T 10 0   78428 1627245 SH         SOLE               1627245
CareFusion Corp........ COM             14170T 10 1   44666 1864967 SH         SOLE               1864967
Cenovus Energy
  Inc.................. COM             15135U 10 9  104793 3403919 SH         SOLE               3403919
Cisco Systems Inc...... COM             17275R 10 2   46373 2993755 SH         SOLE               2993755
Citigroup Inc.......... COM             172967 42 4     641   25000 SH         SOLE                 25000
Corporate Executive
  Board Co............. COM             21988R 10 2   20651  692995 SH         SOLE                692995
DealerTrack Holdings
  Inc.................. COM             242309 10 2   14087  898999 SH         SOLE                898999
Dentsply International
  Inc.................. COM             249030 10 7     442   14400 SH         SOLE                 14400
DFC Global Corp........ COM             23324T 10 7   45203 2068788 SH         SOLE               2068788
Diamond Offshore
  Drilling Inc......... COM             25271C 10 2   18679  341230 SH         SOLE                341230
Dolby Laboratories
  Inc.................. CL A            25659T 10 7   18469  673074 SH         SOLE                673074
Dun & Bradstreet
  Corp................. COM             26483E 10 4    1207   19705 SH         SOLE                 19705
Eaton Vance Floating
  Rate Income
  Trust................ COM             278279 10 4    6088  432113 SH         SOLE                432113
EchoStar Corp.......... CL A            278768 10 6   43239 1912364 SH         SOLE               1912364
Emerson Electric
  Co................... COM             291011 10 4   35478  858823 SH         SOLE                858823
Enbridge Inc........... COM             29250N 10 5     361   11320 SH         SOLE                 11320
EnCana Corp............ COM             292505 10 4  119548 6212723 SH         SOLE               6212723
Equifax Inc............ COM             294429 10 5   89928 2925455 SH         SOLE               2925455
Expedia Inc............ COM             30212P 10 5   71933 2793507 SH         SOLE               2793507
FirstService Corp...... SUB VTG SH      33761N 10 9   20342  786505 SH         SOLE                786505
FXCM Inc............... CL A            302693 10 6   44479 3172555 SH         SOLE               3172555
General Electric Co.... COM             369604 10 3     762   50000 SH         SOLE                 50000
Gilead Sciences,
  Inc.................. COM             375558 10 3   28209  727041 SH         SOLE                727041
Gladstone Investment
  Corp................. COM             376546 10 7   16272 2392963 SH         SOLE               2392963
Google Inc............. CL A            38259P 50 8   33316   64769 SH         SOLE                 64769
Graco Inc.............. COM             384109 10 4   15785  462355 SH         SOLE                462355
HCC Insurance
  Holdings Inc......... COM             404132 10 2   26380  975247 SH         SOLE                975247
Hilltop Holdings
  Inc.................. COM             432748 10 1   26011 3607595 SH         SOLE               3607595
Hospira Inc............ COM             441060 10 0   20057  542080 SH         SOLE                542080
Iconix Brand Group
  Inc.................. COM             451055 10 7   47590 3012031 SH         SOLE               3012031
Imperial Oil Ltd....... COM             453038 40 8   54781 1525530 SH         SOLE               1525530
Insight Enterprises
  Inc.................. COM             45765U 10 3   22501 1486178 SH         SOLE               1486178
iShares iBoxx High
  Yield Corporate
  Bond Fund............ COM             464288 51 3    6291   75953 SH         SOLE                 75953
Johnson & Johnson
  Inc.................. COM             478160 10 4   51073  801644 SH         SOLE                801644
Juniper Networks
  Inc.................. COM             48203R 10 4   17289 1001652 SH         SOLE               1001652
Kayne Anderson
  Energy
  Development Co....... COM             48660Q 10 2   16196  833579 SH         SOLE                833579
Kraft Foods Inc........ COM             50075N 10 4     504   15000 SH         SOLE                 15000
Laboratory
  Corporation of
  America
  Holdings............. COM             50540R 40 9    1591   20131 SH         SOLE                 20131
Lender Processing
  Services Inc......... COM             52602E 10 6   43078 3146703 SH         SOLE               3146703
LoJack Corp............ COM             539451 10 4     212   66794 SH         SOLE                 66794
Lorillard Inc.......... COM             544147 10 1   21247  191935 SH         SOLE                191935
M&T Bank Corp.......... COM             55261F 10 4     236    3374 SH         SOLE                  3374
Madison Square
  Garden Co............ COM             55826P 10 0   52637 2308628 SH         SOLE               2308628
MarketAxess Holdings
  Inc.................. COM             57060D 10 8   87217 3351905 SH         SOLE               3351905
McCormick & Co.,
  Inc.................. COM             579780 20 6   20814  450901 SH         SOLE                450901
McDonald's Corp........ COM             580135 10 1    2077   23649 SH         SOLE                 23649
McGraw-Hill
  Companies, Inc....... COM             580645 10 9     367    8960 SH         SOLE                  8960
Medtronic Inc.......... COM             585055 10 6   37989 1142875 SH         SOLE               1142875
Merck & Co., Inc....... COM             58933Y 10 5    1066   32587 SH         SOLE                 32587
Microsoft Corp......... COM             594918 10 4   34251 1376087 SH         SOLE               1376087
Moody's Corp........... COM             615369 10 5    3845  126272 SH         SOLE                126272
Morgan Stanley......... COM             617446 44 8     266   19694 SH         SOLE                 19694
MSC Industrial Direct
  Co., Inc............. COM             553530 10 6   19821  351067 SH         SOLE                351067
MSCI Inc............... COM             55354G 10 0   22195  731789 SH         SOLE                731789
Nexen Inc.............. COM             65334H 10 2   92393 5941477 SH         SOLE               5941477
NGP Capital
  Resources Co......... COM             62912R 10 7    7853 1200750 SH         SOLE               1200750
Northern Trust
  Corp................. COM             665859 10 4   32594  931798 SH         SOLE                931798
Nutraceutical
  International
  Corp................. COM             67060Y 10 1   13492 1055720 SH         SOLE               1055720
Occidental Petroleum
  Corp................. COM             674599 10 5   42677  596876 SH         SOLE                596876
Omnicom Group
  Inc.................. COM             681919 10 6    1085   29441 SH         SOLE                 29441
Oracle Corp............ COM             68389X 10 5   48172 1676118 SH         SOLE               1676118
Penske Auto Group
  Inc.................. COM             70959W 10 3   36932 2308274 SH         SOLE               2308274
Penson Worldwide,
  Inc.................. COM             709600 10 0      98   67300 SH         SOLE                 67300
PepsiCo Inc............ COM             713448 10 8   52624  850152 SH         SOLE                850152
Pfizer Inc............. COM             717081 10 3     412 23329.3 SH         SOLE               23329.3
Philip Morris
  International Inc.... COM             718172 10 9   37605  602830 SH         SOLE                602830
Potash Corp. of
  Saskatchewan
  Inc.................. COM             73755L 10 7    1680   38700 SH         SOLE                 38700
Primerica Inc.......... COM             74164M 10 8   52505 2435297 SH         SOLE               2435297
Qualcomm Inc........... COM             747525 10 3   23405  481282 SH         SOLE                481282
Ritchie Bros.
  Auctioneers Inc...... COM             767744 10 5   61143 3028372 SH         SOLE               3028372
Rogers
  Communications
  Inc.................. CL B            775109 20 0   83780 2448224 SH         SOLE               2448224
Royal Bank of
  Canada............... COM             780087 10 2  101173 2206611 SH         SOLE               2206611
Safeway Inc............ COM             786514 20 8   30915 1859014 SH         SOLE               1859014
Shaw Communications
  Inc.................. CL B            82028K 20 0    1043   51411 SH         SOLE                 51411
Solera Holdings
  Inc.................. COM             83421A 10 4   13530  267914 SH         SOLE                267914
SPDR Barclays Capital
  High Yield Bond
  ETF.................. COM             78464A 41 7    6196  171196 SH         SOLE                171196
Tech Data
  Corporation.......... COM             878237 10 6   32385  749134 SH         SOLE                749134
Thomson Reuters
  Corp................. COM             884903 10 5  155295 5731713 SH         SOLE               5731713
Tim Hortons Inc........ COM             88706M 10 3   77850 1675259 SH         SOLE               1675259
Time Warner Inc........ COM             887317 30 3     204    6800 SH         SOLE                  6800
Toronto-Dominion
  Bank................. COM             891160 50 9   97557 1370957 SH         SOLE               1370957
U.S. Concrete Inc...... COM             90333L 20 1      76   18161 SH         SOLE                 18161
United Technologies
  Corp................. COM             913017 10 9   28554  405833 SH         SOLE                405833
US Gold Corp........... COM             912023 20 7      40   10000 SH         SOLE                 10000
Viacom Inc............. CL A            92553P 10 2     521   10782 SH         SOLE                 10782
Visa Inc............... COM             92826C 83 9   60699  708109 SH         SOLE                708109
Wal-Mart Stores
  Inc.................. COM             931142 10 3     830   16000 SH         SOLE                 16000
Washington Post
  Co................... CL B            939640 10 8   19212   58758 SH         SOLE                 58758
Western Union Co....... COM             959802 10 9   32239 2108534 SH         SOLE               2108534
                                        TOTAL       3500732                               COUNT       108